CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CONDENSED STATEMENTS OF OPERATIONS (Unaudited)
Revenue, net of discounts	$ 0	$ 0	$ 0	$ 7,195	$ 7,195	$ 1,603
Cost of goods sold	0	0	0	7,313	7,313	995
Gross profit (loss)	0	0	0	(118)	(118)	608
Operating Expenses
Selling, general and administrative	111,446	3,224,679	402,762	3,911,339	4,116,657	1,555,580
Write-off of notes receivable and investments	0	21,500	0	21,500	21,500	65,000
Total operating expenses	111,446	3,246,179	402,762	3,932,839	4,138,157	1,620,580
Operating loss	(111,446)	(3,246,179)	(402,762)	(3,932,957)	(4,138,275)	(1,619,972)
Other Income (Expenses)
Interest expense	(317,313)	(98,322)	(442,488)	(406,746)	(491,385)	(153,520)
Gain (loss) on debt extinguishment, net	(3,373)	102,579	43,673	102,579	37,461	0
Change in fair value of derivative liabilities	47,616	(327,714)	141,337	41,859	77,228	192,759
Initial derivative expense	0	0	(142,726)	0
Total other income (expenses)	(273,070)	(323,457)	(400,204)	(262,308)	(376,696)	39,239
Loss from operations before income taxes	(384,516)	(3,569,636)	(802,966)	(4,195,265)	(4,514,971)	(1,580,733)
Provision for income taxes	0	0	0	0	0	0
Net Loss	$ (384,516)	$ (3,569,636)	$ (802,966)	$ (4,195,265)	$ (4,514,971)	$ (1,580,733)
Net loss per share - basic and diluted	$ (0.00)	$ (0.07)	$ (0.01)	$ (0.06)	$ (0.06)	$ (0.03)
Weighted average common shares - basic and diluted	178,328,335	50,843,473	149,079,154	70,124,866	78,193,535	47,322,946